Debt - Schedule of Third Party Loans (Details) (Parenthetical) - USD ($)		Mar. 31, 2021	Sep. 30, 2020
Debt Disclosure [Abstract]
Third-parties loans	[1]		$ 690,327

[1]	During the Company's normal course of business, the Company also borrows funds from several third-party individuals or third-party companies as working capital. These borrowings are short-term, interest free and payable on demand. As of September 30, 2020, loans payable to third-parties amounted to $690,327 which have been fully repaid in December 2020.